Convertible note purchase agreement (Details) (USD $)	Jan. 02, 2014
Convertible note purchase agreement
Senior convertible note with an initial principal amount	$ 127,500
Purchase price of convertible note	$ 85,000
Original issue discount rate on convertible note	33.33%